UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 28, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total: $    1,127,779,500


List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M				      Common Stock	88579Y101  $10,585,712 	 	   96,260     Sole	    	     Sole
Abbott Labs			      Common Stock	002824100  $12,970,824 	   	  321,060     Sole	    	     Sole
Agilent				      Common Stock	00846U101  $10,542,031 	 	  807,200     Sole	    	     Sole
Albertsons			      Common Stock	013104104  $11,463,920 	 	  474,500     Sole	    	     Sole
Allstate			      Common Stock	020002101  $19,076,130 	 	  536,600     Sole	    	     Sole
American International Group	      Common Stock	026874107  $ 1,091,415 	 	   19,953     Sole	    	     Sole
AT& T Corp.			      Common Stock	001957109  $31,646,350 	 	2,635,000     Sole	    	     Sole
AT&T Wireless Services		      Common Stock	00209A106  $    87,468 	 	   21,230     Sole	    	     Sole
Bankamerica Corp.		      Common Stock	060505104  $55,912,823 	 	  876,377     Sole	    	     Sole
Bellsouth Corp.			      Common Stock	079860102  $14,041,728 	 	  764,800     Sole	    	     Sole
Berkshire Hathaway Inc. Cl A	      Common Stock	084670108  $    73,900 	 		1     Sole	    	     Sole
Boeing Co.			      Common Stock	097023105  $39,145,745 	 	1,146,960     Sole	    	     Sole
BP Amoco			      Common Stock	055622104  $21,638,089 	 	  542,308     Sole	    	     Sole
Bristol Myers Squibb		      Common Stock	110122108  $52,282,412 	 	2,196,740     Sole	    	     Sole
Caterpillar Inc.		      Common Stock	149123101  $12,483,588 	 	  335,400     Sole	    	     Sole
ChevronTexaco			      Common Stock	166764100  $18,012,895 	 	  260,114     Sole	    	     Sole
Citigroup			      Common Stock	172967101  $30,622,994 	 	1,032,816     Sole	    	     Sole
Coca- Cola Co.			      Common Stock	191216100  $ 2,416,225 	 	   50,380     Sole	    	     Sole
Dell Computer			      Common Stock	247025109  $26,723,817 	 	1,136,700     Sole	    	     Sole
Disney Co. (Walt)		      Common Stock	254687106  $   591,520 	 	   39,070     Sole	    	     Sole
Dow Chemical			      Common Stock	260543103  $26,132,393 		  956,880     Sole	    	     Sole
Du Pont de Nemours & Co.	      Common Stock	263534109  $39,554,362 	 	1,096,600     Sole	    	     Sole
Duke Energy			      Common Stock	264399106  $37,386,110 	 	1,912,333     Sole	    	     Sole
Exxon Mobil Corp.		      Common Stock	30231G102  $23,708,080 	 	  743,200     Sole	    	     Sole
Federal Natl. Mtge. Assn.	      Common Stock	313586109  $37,234,530 		  625,370     Sole	    	     Sole
Fleming Co. series B 10 5/8% due 7/31/2007
				      Corporate Bond	339130AL0  $   204,750 	              350     Sole	    	     Sole
Ford Motor Co.			      Common Stock	345370860  $29,480,772 	        3,008,242     Sole	    	     Sole
Gateway				      Common Stock	367626108  $ 2,880,900 	 	  970,000     Sole	    	     Sole
General Electric		      Common Stock	369604103  $13,448,276 	 	  545,569     Sole	    	     Sole
General Motors Corp.		      Common Stock	370442105  $35,302,528 	 	  907,520     Sole	    	     Sole
Grubb & Ellis			      Common Stock	400095204  $   771,540 	 	  334,000     Sole	    	     Sole
Hewlett Packard Co.		      Common Stock	428236103  $ 5,585,262 	 	  478,600     Sole	    	     Sole
Home Depot Inc.			      Common Stock	437076102  $ 1,398,816 	 	   53,595     Sole	    	     Sole
Intel Corp.			      Common Stock	458140100  $11,267,012 	 	  811,160     Sole	    	     Sole
International Absorbents	      Common Stock	45885E203  $   221,056 	 	  140,800     Sole	    	     Sole
International Airline Support	      Common Stock	458865201  $   303,763 	 	  502,088     Sole	    	     Sole
International Business Machines	      Common Stock	459200101  $31,930,556 	 	  547,600     Sole	    	     Sole
Johnson & Johnson		      Common Stock	478160104  $15,828,134 	          292,680     Sole	    	     Sole
KLM Royal Dutch Airlines	      Common Stock	482516309  $   990,190 	          119,300     Sole	    	     Sole
Manpower Inc.			      Common Stock	56418H100  $ 1,511,010 	           51,500     Sole	    	     Sole
McDonalds Corp.			      Common Stock	580135101  $21,734,162 	 	1,230,700     Sole	    	     Sole
Media Arts Group		      Common Stock	58439C102  $   995,248 	 	  535,080     Sole	    	     Sole
Merck & Co.			      Common Stock	589331107  $55,900,587 	 	1,222,940     Sole	    	     Sole
Merrill Lynch			      Common Stock	590188108  $13,839,000 	 	  420,000     Sole	    	     Sole
MGIC Investment Corp.		      Common Stock	552848103  $ 1,020,750 	 	   25,000     Sole	    	     Sole
Microsoft Corp.			      Common Stock	594918104  $ 3,227,137 	 	   73,780     Sole	    	     Sole
Midwest Express Holding		      Common Stock	597911106  $   811,200 	 	  202,800     Sole	    	     Sole
Pepsico				      Common Stock	713448108  $ 1,365,672 		   36,960     Sole	    	     Sole
Pfizer Inc.			      Common Stock	717081103  $43,926,994 	 	1,513,680     Sole	    	     Sole
PMI Group Inc.			      Common Stock	69344M101  $ 1,632,600 	 	   60,000     Sole	    	     Sole
PNC Bank			      Common Stock	693475105  $24,698,379 	 	  585,686     Sole	    	     Sole
Proctor & Gamble Co.		      Common Stock	742718109  $21,415,448 	 	  239,600     Sole	    	     Sole
Qwest Capital 7 3/4% due 8/15/2006    Corporate Bond	74913EAC4  $   270,000 	 	      500     Sole	    	     Sole
Radian Group Inc.		      Common Stock	750236101  $ 1,535,020 	 	   47,000     Sole	    	     Sole
SABMiller			      Common Stock	78572M105  $   832,550 	  	  125,000     Sole	    	     Sole
Sara Lee Corp.			      Common Stock	803111103  $52,982,472 	 	2,896,800     Sole	    	     Sole
SBC Communications		      Common Stock	78387G103  $33,533,694 	 	1,668,343     Sole	    	     Sole
Staff Leasing (Gevity)		      Common Stock	374393106  $   302,250 	 	   93,000     Sole	    	     Sole
Tellabs Inc.			      Common Stock	879664100  $ 2,177,450 	 	  535,000     Sole	    	     Sole
Texas Instruments		      Common Stock	882508104  $15,744,820 	 	1,066,000     Sole	    	     Sole
Trammell Crow Co.		      Common Stock	89288R106  $   295,800 	 	   30,000     Sole	    	     Sole
Travelers Property Casualty cl A      Common Stock	89420G109  $   159,575 	 	   12,089     Sole	    	     Sole
Travelers Property Casualty cl B      Common Stock	89420G406  $   336,058 	 	   24,838     Sole	    	     Sole
Verizon				      Common Stock	92343V104  $21,809,559 	 	  794,809     Sole	    	     Sole
Wachovia Corp.			      Common Stock	929903102  $27,404,027 	 	  838,300     Sole	    	     Sole
Wal-Mart Stores			      Common Stock	931142103  $ 2,624,492 	 	   53,300     Sole	    	     Sole
Washington Mutual		      Common Stock	939322103  $52,208,730 	        1,659,000     Sole	    	     Sole
Wyeth				      Common Stock	983024100  $38,446,200 	 	1,209,000     Sole	    	     Sole


====================================================================================================================================

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